UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche Small Cap Growth Fund
(formerly DWS Small Cap Growth Fund)
	Shares	Value ($)
Common Stocks 96.1%
Consumer Discretionary 15.9%
Auto Components 3.9%
American Axle & Manufacturing Holdings, Inc.*	70,069	1,323,603
Fox Factory Holding Corp.*	60,764	1,068,839
Gentherm, Inc.*	15,276	679,018
Tenneco, Inc.*	30,218	1,985,323

		5,056,783
Hotels, Restaurants & Leisure 4.8%
Buffalo Wild Wings, Inc.*	11,973	1,984,046
Jack in the Box, Inc.	22,650	1,355,376
Life Time Fitness, Inc.* (a)	21,884	1,066,626
Red Robin Gourmet Burgers, Inc.*	17,592	1,252,550
Zoe's Kitchen, Inc.* (a)	19,809	681,034

		6,339,632
Household Durables 1.8%
Ethan Allen Interiors, Inc. (a)	36,078	892,570
Ryland Group, Inc. (a)	38,176	1,505,661

		2,398,231
Media 0.9%
Sinclair Broadcast Group, Inc. "A" (a)	32,845	1,141,364
Specialty Retail 4.5%
ANN, Inc.*	29,735	1,223,298
DSW, Inc. "A"	35,095	980,554
Outerwall, Inc.* (a)	17,454	1,035,895
Penske Automotive Group, Inc.	27,036	1,338,282
The Children's Place, Inc. (a)	26,478	1,314,103

		5,892,132
Consumer Staples 2.9%
Food & Staples Retailing 1.6%
The Fresh Market, Inc.* (a)	20,640	690,821
United Natural Foods, Inc.*	21,095	1,373,284

		2,064,105
Food Products 1.3%
Boulder Brands, Inc.* (a)	68,937	977,527
Hain Celestial Group, Inc.*	8,793	780,291

		1,757,818
Energy 4.8%
Energy Equipment & Services 0.9%
Dril-Quip, Inc.*	10,988	1,200,329
Oil, Gas & Consumable Fuels 3.9%
Americas Petrogas, Inc.* (a)	413,173	302,024
Diamondback Energy, Inc.*	18,936	1,681,517
Goodrich Petroleum Corp.* (a)	42,359	1,169,109
PDC Energy, Inc.*	19,401	1,225,173
Western Refining, Inc.	18,202	683,485

		5,061,308
Financials 5.0%
Banks 1.7%
Banco Latinoamericano de Comercio Exterior SA "E"	34,205	1,014,862
The Bancorp., Inc.*	37,861	450,924
Tristate Capital Holdings, Inc.*	53,321	753,426

		2,219,212
Capital Markets 1.0%
Financial Engines, Inc. (a)	31,046	1,405,763
Consumer Finance 2.3%
Encore Capital Group, Inc.* (a)	30,036	1,364,235
Portfolio Recovery Associates, Inc.*	27,686	1,648,148

		3,012,383
Health Care 20.7%
Biotechnology 4.9%
Anacor Pharmaceuticals, Inc.* (a)	59,244	1,050,396
Cancer Genetics, Inc.* (a)	50,056	565,633
Isis Pharmaceuticals, Inc.* (a)	36,943	1,272,686
Momenta Pharmaceuticals, Inc.*	26,042	314,587
Orexigen Therapeutics, Inc.* (a)	106,017	655,185
Puma Biotechnology, Inc.*	10,675	704,550
Retrophin, Inc.*	53,239	625,026
Spectrum Pharmaceuticals, Inc.* (a)	91,189	741,367
Sunesis Pharmaceuticals, Inc.* (a)	23,375	152,405
Synta Pharmaceuticals Corp.*	86,688	354,554

		6,436,389
Health Care Equipment & Supplies 6.5%
CONMED Corp.	24,821	1,095,847
HeartWare International, Inc.*	13,904	1,230,504
Insulet Corp.*	20,500	813,235
Sunshine Heart, Inc.*	176,676	989,386
SurModics, Inc.*	56,455	1,209,266
Thoratec Corp.*	50,136	1,747,741
Zeltiq Aesthetics, Inc.*	98,143	1,490,792

		8,576,771
Health Care Providers & Services 4.6%
Centene Corp.*	19,796	1,496,775
Kindred Healthcare, Inc.	55,427	1,280,364
Molina Healthcare, Inc.* (a)	29,745	1,327,519
Providence Service Corp.*	25,153	920,348
Universal American Corp.	129,902	1,082,084

		6,107,090
Life Sciences Tools & Services 2.1%
Furiex Pharmaceuticals, Inc.*	14,407	1,529,735
PAREXEL International Corp.*	22,365	1,181,767

		2,711,502
Pharmaceuticals 2.6%
Flamel Technologies SA (ADR)*	108,744	1,631,160
Pacira Pharmaceuticals, Inc.*	8,091	743,239
Questcor Pharmaceuticals, Inc. (a)	11,122	1,028,674

		3,403,073
Industrials 17.3%
Aerospace & Defense 1.3%
HEICO Corp.	31,942	1,659,067
Commercial Services & Supplies 1.7%
Interface, Inc.	48,759	918,620
Team, Inc.*	31,896	1,308,374

		2,226,994
Construction & Engineering 1.2%
Primoris Services Corp.	53,252	1,535,788
Electrical Equipment 2.8%
Acuity Brands, Inc.	4,911	678,946
AZZ, Inc.	31,367	1,445,391
Thermon Group Holdings, Inc.* (a)	58,084	1,528,771

		3,653,108
Machinery 4.4%
Altra Industrial Motion Corp.	47,128	1,714,988
Chart Industries, Inc.* (a)	18,557	1,535,406
Manitex International, Inc.*	70,123	1,138,798
WABCO Holdings, Inc.*	12,395	1,324,034

		5,713,226
Professional Services 2.8%
TriNet Group, Inc.*	30,690	738,708
TrueBlue, Inc.*	62,426	1,721,085
WageWorks, Inc.*	26,430	1,274,190

		3,733,983
Road & Rail 2.6%
Roadrunner Transportation Systems, Inc.*	56,976	1,601,026
Swift Transportation Co.* (a)	71,920	1,814,541

		3,415,567
Trading Companies & Distributors 0.5%
NOW, Inc.*	19,781	716,270
Information Technology 23.3%
Communications Equipment 0.7%
Ciena Corp.* (a)	41,765	904,630
Electronic Equipment, Instruments & Components 2.8%
Cognex Corp.*	57,871	2,222,247
IPG Photonics Corp.* (a)	21,548	1,482,502

		3,704,749
Internet Software & Services 2.0%
Cornerstone OnDemand, Inc.*	25,526	1,174,706
CoStar Group, Inc.*	8,981	1,420,525

		2,595,231
IT Services 3.8%
Cardtronics, Inc.*	48,074	1,638,362
MAXIMUS, Inc.	37,402	1,609,034
Virtusa Corp.*	47,959	1,716,932

		4,964,328
Semiconductors & Semiconductor Equipment 6.4%
Advanced Energy Industries, Inc.*	84,069	1,618,328
Cavium, Inc.*	34,914	1,733,829
MaxLinear, Inc. "A"*	78,277	788,250
RF Micro Devices, Inc.*	178,641	1,713,167
Semtech Corp.*	35,422	926,285
SunEdison, Inc.*	44,132	997,383
Ultra Clean Holdings, Inc.*	72,767	658,542

		8,435,784
Software 7.6%
Aspen Technology, Inc.*	32,755	1,519,832
CommVault Systems, Inc.*	13,884	682,676
Imperva, Inc.*	27,156	710,944
PTC, Inc.*	53,404	2,072,075
TiVo, Inc.*	92,783	1,197,829
Tyler Technologies, Inc.*	23,490	2,142,523
Ultimate Software Group, Inc.*	11,604	1,603,325

		9,929,204
Materials 5.4%
Chemicals 2.2%
A Schulman, Inc.	38,692	1,497,380
Minerals Technologies, Inc.	19,799	1,298,419

		2,795,799
Construction Materials 1.2%
Eagle Materials, Inc.	17,046	1,607,097
Metals & Mining 2.0%
Haynes International, Inc.	14,124	799,277
U.S. Silica Holdings, Inc. (a)	33,289	1,845,542

		2,644,819
Telecommunication Services 0.8%
Diversified Telecommunication Services
inContact, Inc.*	115,718	1,063,448

Total Common Stocks (Cost $102,733,847)		126,082,977
Warrants 0.1%
Health Care
Sunesis Pharmaceuticals, Inc., Expiration Date 3/31/2016* (Cost $60,901)	44,616	108,752

Exchange-Traded Fund 1.4%
SPDR S&P Biotech ETF (a) (Cost $1,640,491)	11,427	1,760,329
Securities Lending Collateral 19.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $25,354,536)	25,354,536	25,354,536
Cash Equivalents 3.3%
Central Cash Management Fund, 0.06% (b) (Cost $4,369,956)	4,369,956	4,369,956

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $134,159,731) †	120.2	157,676,550
Other Assets and Liabilities, Net (a)	(20.2)	(26,454,943)

Net Assets	100.0	131,221,607

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $134,847,530.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $22,829,020.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $27,410,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,581,109.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $24,557,241, which is 18.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Warrants (d)	$126,191,729	$—	$—	$126,191,729
Exchange-Traded Fund	1,760,329	—	—	1,760,329
Short-Term Investments (d)	29,724,492	—	—	29,724,492

Total	$157,676,550	$—	$—	$157,676,550

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014